Debt and Credit Facilities - Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt and Credit Facilities
Credit facilities available	$ 7,227
Credit facilities supporting outstanding commercial paper	(2,807)
Credit facilities supporting standby letters of credit	(1,148)
Total unutilized credit facilities	3,272
Available lines of credit for liquidity purposes	2,900	$ 4,247
Fully revolving and expires in 2026
Debt and Credit Facilities
Credit facilities available	3,000
Fully revolving and expires in 2025
Debt and Credit Facilities
Credit facilities available	2,707
Can be terminated at any time at the option of the lenders
Debt and Credit Facilities
Credit facilities available	$ 1,520